Schedule of maturity analysis (Details) - GBP (£)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	£ 2,730,308	£ 3,752,878
Interest	589,825	850,245
Present value	2,140,483	2,902,633
Lease liabilities	2,796,406	16,634,497	£ 3,025,102
Sale and Leaseback Arrangements [Member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	44,452	297,550
Interest	1,380	18,408
Lease liabilities	43,073	279,142
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	2,685,855	3,455,328
Interest	588,445	831,837
Present value	2,097,410	2,623,491
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	495,482	1,010,039
Interest	167,449	244,281
Present value	328,033	765,758
Not later than one year [member] | Sale and Leaseback Arrangements [Member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	44,452	241,200
Interest	1,380	16,651
Lease liabilities	43,073	224,549
Not later than one year [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	451,029	768,839
Interest	166,069	227,630
Present value	284,960	541,209
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	1,788,060	1,849,762
Interest	400,029	525,317
Present value	1,388,031	1,324,445
Later than one year and not later than five years [member] | Sale and Leaseback Arrangements [Member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received		56,350
Interest		1,757
Lease liabilities		54,593
Later than one year and not later than five years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	1,788,060	1,793,412
Interest	400,029	523,560
Present value	1,388,031	1,269,852
Later than five years [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	446,766	893,077
Interest	22,347	80,647
Present value	424,419	812,430
Later than five years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	446,766	893,077
Interest	22,347	80,647
Present value	£ 424,419	£ 812,430